Subsequent Event - Additional Information (Detail) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash consideration received in lieu of cancellation		$ 1,289	$ 1,831
Subsequent Event [Member]
Cancellation of common shares	1,955,518
Stock-based compensation awards, common shares	177,103
Cash consideration received in lieu of cancellation	$ 101